OMB APPROVAL
                                                        OMB Number: 3235-0570

                                                        Expires: August 31, 2011

                                                        Estimated average burden
                                                        hours per response: 18.9



Investment Company Act file number 811-22066
                                   ---------


                    CORNERSTONE PROGRESSIVE TOTAL RETURN FUND

               (Exact name of registrant as specified in charter)


   260 MADISON AVENUE, 8th FLOOR         NEW YORK, NEW YORK             10016
--------------------------------------------------------------------------------
 (Address of principal executive offices)                             (Zip code)


                                Frank J. Maresca
--------------------------------------------------------------------------------
  ULTIMUS FUND SOLUTIONS, LLC 260 MADISON AVENUE, 8th FLOOR, NEW YORK, NY 10016
                    (Name and address of agent for service)


Registrant's telephone number, including area code:   646-881-4985
                                                     --------------


Date of fiscal year end:         DECEMBER 31, 2009
                          ---------------------------------------------


Date of reporting period:       DECEMBER 31, 2009
                          ---------------------------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


================================================================================

TRUSTEES AND CORPORATE OFFICERS
Ralph W. Bradshaw             Chairman of the Board of
                                Trustees and President
Thomas H. Lenagh              Trustee
Edwin Meese III               Trustee
Scott B. Rogers               Trustee
Andrew A. Strauss             Trustee
Glenn W. Wilcox, Sr.          Trustee
Gary A. Bentz                 Chief Compliance Officer,
                                Secretary, and
                                Assistant Treasurer
William A. Clark              Vice President
Frank J. Maresca              Treasurer

                              STOCK TRANSFER AGENT
INVESTMENT MANAGER              AND REGISTRAR
Cornerstone Advisors, Inc.    American Stock
One West Pack Square            Trust Co.
Suite 1650                    59 Maiden Lane
Asheville, NC 28801           New York, NY 28801

ADMINISTRATOR                 INDEPENDENT REGISTERED
Ultimus Fund Solutions, LLC     PUBLIC ACCOUNTING FIRM
260 Madison Avenue            Tait, Weller & Baker LLP
8th Floor                     1818 Market Street
New York, NY 10016            Suite 2400
                              Philadelphia, PA 19103

CUSTODIAN                     LEGAL COUNSEL
JPMorgan Chase Bank N.A.      Blank Rome LLP Bank, N.A.
14201 North Dallas Pkwy.      405 Lexington
Second Floor                  New York, NY 10174
Dallas, TX 75254

EXECUTIVE OFFICES
260 Madison Avenue
8th Floor
New York, NY 10016

For shareholder inquiries, registered shareholders should call
(800) 937-5449. For general inquiries, please call (513) 326-3597.


                          CFP
                         LISTED
                       ALTERNEXT


================================================================================

                             CORNERSTONE PROGRESSIVE
                                   RETURN FUND

















                                DECEMBER 31, 2009

               This update contains the following two documents:
                            o Letter from the Funds
                            o Annual Report to Shareholders
================================================================================

LETTER FROM THE FUND'S PRESIDENT

                                                                January 27, 2010
Dear Fellow Shareholders:

Following is the annual report for Cornerstone Progressive Return Fund, (the "Fund"), for the year ended December 31, 2009. At the end of the year, the Fund's net assets were $58.7 million and the Net Asset Value per share was $6.28. The share price closed at $8.90. After reflecting the reinvestment of monthly distributions totaling $2.46 per share, the Fund achieved a total investment return at market value of 65.40% for the year ended December 31, 2009.

ECONOMIC AND MARKET SUMMARY

The recession bottomed out in the 4th quarter of 2008 and 1st quarter of 2009. Economic health as measured by Gross Domestic Product ("GDP") has gradually improved, measuring (5.5%), (0.7%), and 2.2% for the first three quarters respectively, and most economists expect even stronger positive growth in the 4th quarter. Unfortunately, many of the systemic problems that created the most severe recession since the Great Depression still remain to one degree or another. The unprecedented and controversial intervention by the government in the form of the Troubled Asset Relief Program, the government stimulus package, and other programs to subsidize the severely damaged real estate markets over the last year has averted a full blown depression. Although some of these programs were scheduled to expire in 2009, a few have been extended into 2010, specifically, the Fed's purchase of $1.25 trillion of mortgage-backed securities and the tax credit program for first-time homebuyers. Both of these programs have aided the crippled residential real estate industry in making a tentative recovery. There are, however, significant headwinds remaining. Residential foreclosures reached a record 2.8 million in 2009, and there are more to come in 2010. Separately, the commercial real estate industry, approximately one-third the size of the residential market, is headed for a round of mid-term loan renewals in the next 24 months in an environment where commercial real estate prices are down over (40%) since October 2007. In spite of the promising trends established in the last three quarters, there still remains significant uncertainty regarding the ability of the economy to sustain a continued recovery in the absence of federal assistance.

The equity markets as leading indicators have exhibited more strength in their recovery. Following the low point in March, the major market indices and most sectors of the financial markets have bounced back with surprising growth. Many observers are quick to point out that a significant part of this recovery in equity valuations has been fueled from two sources, first, a natural reaction to what was later perceived as a panic-driven, over-sold market in 2008 and the first quarter of 2009, and second, the effects of various forms of government stimulus which propped up consumers and businesses in certain sectors through deficit spending. Although earnings and productivity recovered in many business sectors, it has been observed that these results owed more to very strong cost control measures, through reduction of inventories and personnel layoffs, rather than strong consumer demand. It remains unclear whether the economy can sustain these positive trends after government stimulus is withdrawn.

For the time being, the Federal Reserve has been aggressive in its monetary policy. Short-term interest rates have remained near zero with the federal funds rate set between 0% and 0.25%. Although many have voiced concern over the latent inflationary pressures of the excess liquidity resulting from the Fed's policies, inflation has remained subdued, and the Fed has indicated that it does not anticipate a change in monetary policy until the recovery shows signs of sustaining itself through normal economic activity.


--------------------------------------------------------------------------------

MANAGED DISTRIBUTION POLICY

The Fund maintains a policy of regular distributions to shareholders which has been popular with investors. These distributions are not tied to the Fund's investment income and capital gains and do not represent yield or investment return on the Fund's portfolio. The policy of maintaining regular monthly distributions is designed to enhance shareholder value by increasing liquidity for individual investors and providing greater flexibility to manage their investment in the Fund. Shareholders have the option of taking their distributions in cash or reinvesting them in shares of the Fund pursuant to the Fund's reinvestment plan.

The Board of Trustees believes that the Fund's distribution policy maintains a stable, high rate of distribution for shareholders. The monthly distributions are reviewed and approved periodically by the Board throughout the year and are subject to change at the discretion of the Board. In addition, shareholders should read the disclosure notes in the Fund's report for details on the Fund's distribution policy and reinvestment plan.

Shareholders receive a final determination of the total distribution attributable to income, capital gains, or return-of-capital after the end of each year. The allocation among these categories may vary greatly from year to year. In any given year, there can be no guarantee that the Fund's investment returns will exceed the amount of the distributions. To the extent that the amount of distributions taken in cash exceeds the total net investment returns of the Fund, the assets of the Fund will decline. If the total net investment returns exceed the amount of cash distributions, the assets of the Fund will increase. Either way, the Fund's individual shareholders have complete flexibility to take their distributions in cash or to reinvest in Fund shares through the Fund's reinvestment plan, and they can change this election as often as they desire.


Under the managed distribution policy, the Fund makes monthly distributions to shareholders at a rate that may include periodic distributions of its net income and net capital gains, ("Net Earnings"), or from return-of-capital. For any fiscal year where total cash distributions exceeded Net Earnings (the "Excess"), the Excess would decrease the Fund's total assets and, as a result, would have the likely effect of increasing the Fund's expense ratio. There is a risk that the total Net Earnings from the Fund's portfolio would not be great enough to offset the amount of cash distributions paid to Fund shareholders. If this were to be the case, the Fund's assets would be depleted, and there is no guarantee that the Fund would be able to replace the assets. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. Furthermore, such assets used to make distributions will not be available for investment pursuant to the Fund's investment objective.

OUTLOOK

In spite of the strong gains in the equity markets in 2009, the Federal Reserve and Treasury have cautioned that the economy still faces significant challenges and that the recovery in 2010 will be modest, at best. The credit markets are still partially frozen as banks are reluctant to embrace an aggressive lending policy until there is more clarity regarding the strength of the economic recovery and federal regulatory intervention. Predictions of growth in GDP for 2010 range between 2% and 3%. Following the strong gains in the stock market over the last nine months, many now expect a correction in the range of 5% to 10% before continuing in recovery. In recent weeks, the markets appear to have reached a plateau, waiting to see if the economic recovery is self-sustaining as government subsidies are discontinued. Investors are still holding a tremendous

--------------------------------------------------------------------------------

LETTER FROM THE FUND'S PRESIDENT (CONCLUDED)

amount of cash, but most will probably remain on the sidelines until unemployment, a lagging indicator, shows signs of improvement. Unemployment now stands at 10%, and most experts expect that it will continue to move upward during the 1st quarter of 2010 before growth in employment begins to turn positive sometime within the next six months. Recovery to nominal full employment is expected to take another eighteen to twenty-four months. In order to restore confidence to the markets, investors need to see a return to consumer financial health and business rehiring personnel and restocking seriously depleted inventories. We hope and anticipate that these trends will become established by the middle of 2010.

The investment advisor believes that the current environment has created unusual opportunities in the area of closed-end funds, and you will note that over the last year the percentage of closed-end funds in the portfolio has increased accordingly. This trend may continue depending on market conditions. The availability and magnitude of such opportunities are unpredictable, and their effect on possible portfolio performance may vary considerably from year to year. Other than certain concentration limits, the Fund does not have any restriction on the percentage of closed-end funds that it can hold in its portfolio. These holdings represent a very widely diversified range of equity and fixed-income portfolios offering attractive opportunities. The balance of the Fund's portfolio consists primarily of a diversified set of large-cap, blue-chip securities. The investment advisor believes that the combination of these elements represents a defensive investment platform that is well-positioned to benefit from the eventual economic recovery.

The Fund's Board of Trustees, its officers, and its investment manager thank you for your support. All are very conscious of the fact that investors have placed their trust in us. We know you have a choice, and we look forward to continuing our service to you in the future.

Sincerely,


/s/ RALPH W. BRADSHAW
---------------------
Ralph W. Bradshaw
President



IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTICAND FOREIGN MARKETS, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

THIS LETTER FROM THE FUND'S PRESIDENT IS NOT A PART OF THE ANNUAL REPORT TO SHAREHOLDERS THAT FOLLOWS.

--------------------------------------------------------------------------------

CONTENTS


Portfolio Summary                                                              1

Summary Schedule of Investments                                                2

Statement of Assets and Liabilities                                            5

Statement of Operations                                                        6

Statement of Changes in Net Assets                                             7

Financial Highlights                                                           8

Notes to Financial Statements                                                  9

Report of Independent Registered Public Accounting Firm                       15

Tax Information                                                               16

Additional Information Regarding the Fund's Trustees and Corporate Officers   17

Description of Dividend Reinvestment Plan                                     20

Proxy Voting and Portfolio Holdings Information                               22

Privacy Policy Notice                                                         22

Summary of General Information                                                23

Shareholder Information                                                       23


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
PORTFOLIO SUMMARY - AS OF DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECTOR ALLOCATION

                                                            Percent of
Sector                                                      Net Assets
--------------------------------------------------------------------------------
Closed-End Funds                                               89.3
--------------------------------------------------------------------------------
Information Technology                                          1.9
--------------------------------------------------------------------------------
Financials                                                      1.5
--------------------------------------------------------------------------------
Healthcare                                                      1.5
--------------------------------------------------------------------------------
Consumer Staples                                                1.1
--------------------------------------------------------------------------------
Energy                                                          1.0
--------------------------------------------------------------------------------
Industrials                                                     1.0
--------------------------------------------------------------------------------
Consumer Discretionary                                          0.6
--------------------------------------------------------------------------------
Telecommunication Services                                      0.3
--------------------------------------------------------------------------------
Materials                                                       0.2
--------------------------------------------------------------------------------
Other                                                           1.6
--------------------------------------------------------------------------------


TOP TEN HOLDINGS, BY ISSUER

                                                                    Percent of
    Holding                                    Sector               Net Assets
--------------------------------------------------------------------------------
 1. NFJ Dividend, Interest &
       Premium Strategy Fund                   Closed-End Funds       14.8
--------------------------------------------------------------------------------
 2. Royce Value Trust, Inc.                    Closed-End Funds        6.5
--------------------------------------------------------------------------------
 3. Gabelli Dividend & Income Trust            Closed-End Funds        5.7
--------------------------------------------------------------------------------
 4. Liberty All-Star Equity Fund               Closed-End Funds        4.6
--------------------------------------------------------------------------------
 5. Morgan Stanley China A Share Fund, Inc.    Closed-End Funds        4.4
--------------------------------------------------------------------------------
 6. H&Q Healthcare Investors                   Closed-End Funds        3.3
--------------------------------------------------------------------------------
 7. Gabelli Global Gold Natural Resources &
      Income Trust                             Closed-End Funds        3.3
--------------------------------------------------------------------------------
 8. Tri-Continental Corporation                Closed-End Funds        2.7
--------------------------------------------------------------------------------
 9. Calamos Strategic Total Return Fund        Closed-End Funds        2.5
--------------------------------------------------------------------------------
10. Adams Express Company (The)                Closed-End Funds        2.4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
SUMMARY SCHEDULE OF INVESTMENTS - DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                         No. of
Description                                              Shares          Value
--------------------------------------------------------------------------------
EQUITY SECURITIES - 98.30%
CLOSED-END FUNDS - 89.25%
CONVERTIBLE SECURITIES - 3.81%
Advent Claymore Convertible
  Securities & Income Fund                              87,900      $  1,368,603
Calamos Convertible &
  High Income Fund                                      41,135           475,109
Nicholas-Applegate Equity &
  Convertible Income Fund                               23,700           392,472
                                                                    ------------
                                                                       2,236,184
                                                                    ------------
CORE - 23.47%
Adams Express Company
  (The) (a)                                            141,606         1,430,221
Blue Chip Value Fund                                   242,850           764,977
DWS Dreman Value Income
Edge Fund                                               37,100           447,797
General American Investors
  Company, Inc.                                         17,585           412,544
Liberty All-Star Equity Fund                           616,599         2,669,874
Liberty All-Star Growth Fund                           227,300           763,728
Royce Micro-Cap Trust, Inc.                            146,356         1,081,571
Royce Value Trust, Inc.                                351,402         3,795,142
Source Capital, Inc.                                    19,100           822,064
Tri-Continental Corporation                            138,534         1,595,912
                                                                    ------------
                                                                      13,783,830
                                                                    ------------
CORPORATE DEBT FUNDS
BBB-RATED - 0.63%
BlackRock Core Bond Trust                               18,200           216,398
Other Corporate Debt Funds
  BBB-Rated (b)                                                          155,290
                                                                    ------------
                                                                         371,688
                                                                    ------------
DEVELOPED MARKET - 0.66%
  Other Developed Market (b)                                             390,617
                                                                    ------------
EMERGING MARKETS - 0.18%
  Other Emerging Markets (b)                                             107,466
                                                                    ------------
GENERAL BOND - 0.02%
  Total General Bond (b)                                                  13,549
                                                                    ------------




                                                         No. of
Description                                              Shares          Value
--------------------------------------------------------------------------------
GLOBAL - 1.23%
Clough Global Equity Fund                               28,936      $    410,312
Lazard World Dividend &
  Income Fund, Inc.                                     28,049           312,746
                                                                    ------------
                                                                         723,058
                                                                    ------------
GLOBAL INCOME - 0.24%
  Total Global Income (b)                              139,520
HIGH CURRENT YIELD (LEVERAGED) - 2.12%
  Franklin Universal Trust                              81,100           470,380
  Other High Current Yield
   (Leveraged) (b)                                                       774,181
                                                                    ------------
                                                                       1,244,561
                                                                    ------------
INCOME & PREFERRED STOCK - 10.00%
BlackRock Preferred &
  Corporate Income
  Strategies Fund, Inc.                                 26,600           222,376
BlackRock Preferred
  Opportunity Trust                                     44,800           460,096
Calamos Strategic Total
  Return Fund                                          167,938         1,469,457
John Hancock Preferred
  Income Fund                                           49,300           843,030
John Hancock Preferred
  Income Fund II                                        27,379           466,264
LMP Capital & Income
  Fund, Inc.                                           110,762         1,146,387
Preferred Income
  Strategies Fund                                      109,331         1,026,618
Other Income & Preferred
Stock (b)                                                                238,349
                                                                    ------------
                                                                       5,872,577
                                                                    ------------
LOAN PARTICIPATION - 3.65%
BlackRock Defined
  Opportunity Credit Trust                              41,100           491,556
BlackRock Diversified Income
  Strategies Fund, Inc.                                 32,900           314,524
First Trust/Four Corners
  Senior Floating Rate
  Income Fund II                                       109,103         1,298,326
Other Loan Participation (b)                                              40,160
                                                                    ------------
                                                                       2,144,566
                                                                    ------------

--------------------------------------------------------------------------------
See accompanying notes to financial statements.
2

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
SUMMARY SCHEDULE OF INVESTMENTS - DECEMBER 31, 2009 (CONTINUED)
--------------------------------------------------------------------------------

                                                         No. of
Description                                              Shares          Value
--------------------------------------------------------------------------------
CLOSED-END FUNDS (CONTINUED)
  OPTION ARBITRAGE/OPTIONS
   STRATEGIES - 14.84%
NFJ Dividend, Interest &
  Premium Strategy Fund                                590,800      $  8,714,300
                                                                    ------------
PACIFIC EX JAPAN - 6.19%
Malaysia Fund, Inc.                                     29,300           221,215
Morgan Stanley China A
  Share Fund, Inc.                                      83,152         2,608,478
Thai Fund, Inc. (The)                                   69,120           617,242
Other Pacific Ex Japan (b)                                               190,323
                                                                    ------------
                                                                       3,637,258
                                                                    ------------
REAL ESTATE - 1.96%
Alpine Global Premier
  Properties Fund                                       76,700           477,841
Cohen & Steers Quality
  Income Realty Fund, Inc.                              47,200           286,504
Cohen & Steers REIT &
  Preferred Income Fund, Inc.                           31,400           324,990
Other Real Estate (b)                                                     62,694
                                                                    ------------
                                                                       1,152,029
                                                                    ------------
SECTOR EQUITY - 12.08%
Gabelli Global Gold Natural
Resources & Income Trust                               117,000         1,911,780
H&Q Healthcare Investors                               161,489         1,916,874
H&Q Life Sciences Investors                            104,590           987,330
John Hancock Bank and
Thrift Opportunity Fund                                 95,120         1,341,192
Macquarie Global
  Infrastructure Total
  Return Fund, Inc.                                     44,934           712,204
Other Sector Equity (a) (b)                                              226,280
                                                                    ------------
                                                                       7,095,660
                                                                    ------------


                                                         No. of
Description                                              Shares          Value
--------------------------------------------------------------------------------
U.S. MORTGAGE - 1.86%
BlackRock Income Trust, Inc.                           100,474      $    639,015
First Trust/FIDAC Mortgage
  Income Fund                                           24,731           451,093
                                                                    ------------
                                                                       1,090,108
                                                                    ------------
VALUE - 6.31%
Gabelli Dividend &
  Income Trust                                         256,950         3,368,614
Royce Focus Trust, Inc.                                 53,014           335,579
                                                                    ------------
                                                                       3,704,193
                                                                    ------------

  TOTAL CLOSED-END FUNDS                                              52,421,164
                                                                    ------------
CONSUMER DISCRETIONARY - 0.59%
Other Consumer
  Discretionary ^ (b)                                                    348,426
                                                                    ------------
CONSUMER STAPLES - 1.13%
Procter & Gamble
  Company (The)                                          5,233           317,277
Other Consumer Staples (b)                                               344,968
                                                                    ------------
                                                                         662,245
                                                                    ------------
ENERGY - 0.98%
Exxon Mobil Corporation ^                                8,475           577,910
                                                                    ------------
FINANCIALS - 1.51%
Other Financials ^ (b)                                                   886,446
                                                                    ------------
HEALTHCARE - 1.50%
Becton, Dickinson
  and Company                                            3,000           236,580
Johnson & Johnson                                        8,000           515,280
Other Healthcare (b)                                                     131,940
                                                                    ------------
                                                                         883,800
                                                                    ------------
--------------------------------------------------------------------------------
                                 See accompanying notes to financial statements.
                                                                               3

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
SUMMARY SCHEDULE OF INVESTMENTS - DECEMBER 31, 2009 (CONCLUDED)
--------------------------------------------------------------------------------

                                                         No. of
Description                                              Shares          Value
--------------------------------------------------------------------------------
INDUSTRIALS - 1.02%
Other Industrials (b)                                               $    595,985
                                                                    ------------

INFORMATION TECHNOLOGY - 1.92%
Cisco Systems, Inc. ^ *                                 18,470           442,172
Google, Inc. - Class A *                                   532           329,829
Other Information
  Technology (b)                                                         352,953
                                                                    ------------
                                                                       1,124,954
                                                                    ------------
MATERIALS - 0.15%
  Total Materials (b)                                                     89,845
                                                                    ------------
TELECOMMUNICATION SERVICES - 0.25%
Total Telecommunication
  Services (b)                                                           149,085
                                                                    ------------
TOTAL EQUITY SECURITIES
  (cost - $52,272,181)                                                57,739,860
                                                                    ------------
SHORT-TERM INVESTMENTS - 6.07%
MONEY MARKET SECURITY - 4.19%
JPMorgan U.S. Government
  Money Market Fund                                  2,460,622         2,460,622
                                                                    ------------

                                                         Principal
                                                           Amount
Description                                                (000's)       Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 1.88%
J.P. Morgan Securities Inc.+++
  (Agreement dated 12/31/2009 to be
  repurchased at $1,068,893)                            $ 1,069     $  1,068,874
                                                                    ------------
J.P. Morgan Securities Inc.+
  (Agreement dated 12/31/2009 to be
  repurchased at $34,644)                                    35           34,644
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
  (cost - $3,564,140)                                                  3,564,140
                                                                    ------------
TOTAL INVESTMENTS - 104.37%
  (cost - $55,836,320)                                                61,304,000
                                                                    ------------

LIABILITIES IN EXCESS OF
OTHER ASSETS - (4.37)%                                                (2,565,608)
                                                                    ------------

NET ASSETS - 100.00%                                                $ 58,738,392
                                                                    ============
-------
   (a)  Affiliated investment. The Fund holds 2.43% and 0.16% (based on net assets) of Adams Express Company and Petroleum & Resources Corporation,
        respectively. A Trustee of the Fund also serves as a director to such companies. During the year ended December 31, 2009 there were purchases of 143,624 shares and sales of 2,018 shares of Adams Express Company and purchases of 4,000 shares of Petroleum & Resources Corporation. There were no sales of Petroleum & Resources Corporation during the year.

   (b) Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as December 31, 2009.

   *    Non-income producing security.

   ^    Security or a portion thereof is out on loan.

   + The maturity date for all repurchase agreements held was January 4, 2010, with interest rates ranging from 0.01% to 0.16% and collateralized by $1,140,382 in U.S. Treasury Notes maturing August 15, 2018. Stated interest rate, before rebate earned by borrower of securities on loan.

   ++ Represents investment purchased with collateral received for securities on loan.

--------------------------------------------------------------------------------
See accompanying notes to financial statements.
4


--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2009
--------------------------------------------------------------------------------

ASSETS

Investments, at value, including collateral for securities on loan of $1,068,874:
  Unaffiliated issuers (cost - $54,603,481)(1)                                  $ 59,873,779
  Affiliated issuer (cost - $1,232,839)                                            1,430,221
                                                                                ------------
  Total investments (cost - $55,836,320)                                          61,304,000
Receivables:
  Dividends                                                                          588,204
  Investments sold                                                                   457,963
Prepaid expenses                                                                       2,806
                                                                                ------------
Total Assets                                                                      62,352,973
                                                                                ------------

LIABILITIES

Payables:
  Dividends                                                                        1,901,049
  Upon return of securities loaned                                                 1,068,874
  Investments purchases                                                              525,300
  Investment management fees                                                          49,096
  Trustees' fees                                                                      19,793
  Other accrued expenses                                                              50,469
                                                                                ------------
  Total Liabilities                                                                3,614,581
                                                                                ------------

NET ASSETS (applicable to 9,347,026 shares of common stock outstanding)         $ 58,738,392
                                                                                ============

NET ASSET VALUE PER SHARE ($58,738,392/9,347,026)                                     $ 6.28
                                                                                ============

NET ASSETS CONSISTS OF

Paid-in capital                                                                 $ 93,139,951
Accumulated net realized loss on investments                                    (39,869,239)
Net unrealized appreciation in value of investments                                5,467,680
                                                                                ------------
Net assets applicable to shares outstanding                                     $ 58,738,392
                                                                                ============

--------
(1) Includes securities out on loan to brokers with a market value of $1,031,621.

--------------------------------------------------------------------------------
                                 See accompanying notes to financial statements.
                                                                               5

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

INVESTMENT INCOME

Income:
  Dividends (including $9,443 earned from affiliated issuer)      $ 2,279,975
  Securities lending                                                    4,777
                                                                  -----------
  Total Investment Income                                           2,284,752
                                                                  -----------
Expenses:
  Investment management fees                                          583,494
  Trustees' fees                                                       80,284
  Administration fees                                                  58,389
  Legal and audit fees                                                 50,151
  Accounting fees                                                      41,731
  Printing                                                             23,499
  Custodian fees                                                       18,481
  Transfer agent fees                                                  16,561
  Stock exchange listing fees                                           9,942
  Insurance                                                             7,829
  Miscellaneous                                                         4,449
                                                                  -----------
  Total Expenses                                                      894,810
  Less: Management fee waivers                                           (950)
  Less: Fees paid indirectly                                          (86,940)
                                                                  -----------
   Net Expenses                                                       806,920
                                                                  -----------
  Net Investment Income                                             1,477,832
                                                                  -----------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS

Net realized loss from unaffiliated investments                   (20,306,191)
Net realized gain from affiliated investments                          42,235
Net change in unrealized depreciation in value of investments      33,599,505
                                                                  -----------
Net realized and unrealized gain on investments                    13,335,549
                                                                  -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $ 14,813,381
                                                                 ============



--------------------------------------------------------------------------------
See accompanying notes to financial statements.
6

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              For the Year Ended December 31,
                                                              -------------------------------
                                                                   2009              2008
                                                               ------------     ------------
INCREASE/(DECREASE) IN NET ASSETS

Operations:
  Net investment income                                        $  1,477,832     $  1,494,151
  Net realized loss from investments                            (20,263,956)     (19,605,283)
  Net change in unrealized appreciation/(depreciation)
   in value of investments                                       33,599,505      (23,781,155)
                                                               ------------     ------------
   Net increase/(decrease) in net assets resulting
    from operations                                              14,813,381      (41,892,287)
                                                               ------------     ------------
Dividends and distributions to shareholders:
  Net investment income                                          (1,477,832)      (1,494,151)
  Return-of-capital                                             (21,498,436)     (21,470,420)
                                                               ------------     ------------
   Total dividends and distributions to shareholders            (22,976,268)     (22,964,571)
                                                               ------------     ------------
Common share transactions:
  Proceeds from 10,294 and 3,066 shares newly issued in
   reinvestment of dividends and distributions, respectively         90,582            39,846
                                                               ------------     ------------

   Total decrease in net assets                                  (8,072,305)     (64,817,012)
                                                               ------------     ------------
NET ASSETS

Beginning of year                                                66,810,697      131,627,709
                                                               ------------     ------------
End of year                                                    $ 58,738,392     $ 66,810,697
                                                               ============     ============



--------------------------------------------------------------------------------
                                 See accompanying notes to financial statements.
                                                                               7


--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.
--------------------------------------------------------------------------------

                                                                        For the       For the Period
                                                                      Years Ended     Sept. 10, 2007*
                                                                      December 31,         through
                                                                   2009          2008   Dec. 31, 2007
                                                                  -----         -----  --------------



PER SHARE OPERATING
PERFORMANCE
Net asset value, beginning of year                               $    7.16     $  14.10    $ 14.96^
                                                                 ---------     --------    -------
Net investment income #                                               0.16         0.16       0.06
Net realized and unrealized gain/(loss) on investments                1.42        (4.64)     (0.35)
                                                                 ---------     --------    -------
Net increase/(decrease) in net assets resulting from operations       1.58        (4.48)     (0.29)
                                                                 ---------     --------    -------
Dividends and distributions to shareholders:
  Net investment income                                              (0.16)       (0.16)     (0.06)
  Net realized capital gains                                            --           --      (0.15)
  Return-of-capital                                                  (2.30)       (2.30)     (0.41)
                                                                 ---------     --------    -------
  Total dividends and distributions to shareholders                  (2.46)       (2.46)     (0.62)
                                                                 ---------     --------    -------
Capital stock transactions:
  Anti-dilutive effect due to issuance of common shares                 --           --       0.05
  Anti-dilutive effect due to shares issued in
   reinvestment of dividends and distributions+                         --           --         --
                                                                 ---------     --------    -------
  Total capital stock transactions                                      --           --       0.05
                                                                 ---------     --------    -------
Net asset value, end of period                                   $    6.28     $   7.16    $ 14.10
                                                                 =========     ========    =======
Market value, end of period                                      $    8.90     $   7.10    $ 16.75
                                                                 =========     ========    =======
Total investment return (a)                                          65.40%      (47.53)%    16.02%(b)
                                                                 =========     ========    =======

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000 omitted)                            $  58,738     $ 66,811   $131,628
Ratio of expenses to average net assets,
 net of fee waivers, if any (c)(f)                                    1.39%        1.25%      1.29%(e)
Ratio of expenses to average net assets,
 excluding fee waivers, if any (d)(f)                                 1.54%        1.32%      1.42%(e)
Ratio of expenses to average net assets,
 net of fee waivers, if any (d)(f)                                    1.54%        1.32%      1.42%(e)
Ratio of net investment income to average net assets                  2.54%        1.48%      1.46%(e)
Portfolio turnover rate                                             115.99%       20.19%      6.77%(b)

--------------------------------------------------------------------------------

      *     Commencement of operations.
      ^     Based on $15.00 per share publica offering price less $0.04 per sharee of offering expenses related to the Fund's initial public offering. # Based on average shares outstanding.
      +     Amount rounds to less than $0.01.
      (a)   Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
      (b)   Not annualized
      (c)   Expenses are net of fees paid indirectly.
      (d)   Expenses exclude the reduction for fees paid indirectly.
      (e)   Annualized (f) Expense does not include expense of investment companies in which the Fund invests.

--------------------------------------------------------------------------------
See accompanying notes to financial statements.
8

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE A. ORGANIZATION

Cornerstone Progressive Return Fund (the "Fund") was organized as a Delaware statutory trust on April 26, 2007 and commenced investment operations on September 10, 2007. Prior to such date it had no operations other than the sale and issuance of 6,668 shares at an aggregate purchase price of $100,020 on July 20, 2007. Its investment objective is to provide long-term total return. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

MANAGEMENT ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SUBSEQUENT EVENTS: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through February 24, 2010, the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of December 31, 2009.

PORTFOLIO VALUATION: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Trustees shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. ("NASDAQ") are valued at the closing price.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc. (the "Investment Manager" or "Cornerstone") to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Trustees deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Trustees believes reflect most closely the value of such securities.

At December 31, 2009, the Fund held no securities valued in good faith by the Board of Trustees. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE Alternext US LLC is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. For the year ended December 31, 2009, the Fund did not engage in derivative instruments and other hedging activities.

REPURCHASE AGREEMENTS: The Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks

--------------------------------------------------------------------------------
                                                                               9

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

and broker/dealers, which Cornerstone considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Cornerstone monitors the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

RISKS ASSOCIATED WITH INVESTMENTS IN OTHER CLOSED-END FUNDS: Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the closed-end investment company, will bear its pro rata portion of the closed-end investment company's expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund's own operations.

TAXES: No provision is made for U.S. federal income or excise taxes as it is the Fund's intention to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund's policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of December 31, 2009, the Fund does not have any interest or penalties associated with the under-payment of any income taxes.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund makes a level distribution to its shareholders each month pursuant to a managed distribution policy adopted by the Board of Trustees ("Managed Distribution Policy"). To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund's portfolio. The level distribution rate may be modified by the Board of Trustees from time to time. If, for any monthly distribution, investment company taxable income, if any (which term includes net short-term capital gain), and net tax-exempt income, if any, is less than the amount of the distribution, the difference will generally be a tax-free return of capital distributed from the Fund's assets. The Fund's final distribution for each calendar year is expected to include any remaining investment company taxable income and net tax exempt income undistributed during the year, as well as all net capital gain realized during the year.

However, if they determine it is appropriate to do so, the Board of Trustees may elect to not distribute realized gains and to pay taxes incurred. In general, the total distributions made in any taxable year (other than distributions of net capital gain or return of capital) would be treated as ordinary dividend income to the extent of the Fund's current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares.

The Managed Distribution Policy described above would result in the payment of approximately the same amount or percentage to the Fund's
--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

shareholders each month. These distributions will not be tied to the Fund's investment income and capital gains and will not represent yield or investment return on the Fund's portfolio. Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any such payment that adequately discloses its source or sources, other than net investment income. Thus, if the source of some or all of the dividend or other distribution were the original capital contribution of the shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a dividend or other distribution may be under the impression that they are receiving net profits when they are not. Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19a-1 carefully, and should not assume that the source of any distribution from the Fund is net profit.

The Board of Trustees reserves the right to change the monthly distribution policy from time to time.

MANAGED DISTRIBUTION RISK: Under the managed distribution policy, the Fund makes monthly distributions to shareholders at a rate that may include periodic distributions of its net income and net capital gains, ("Net Earnings"), or from return-of-capital. For any fiscal year where total cash distributions exceeded Net Earnings (the "Excess"), the Excess would decrease the Fund's total assets and, as a result, would have the likely effect of increasing the Fund's expense ratio. There is a risk that the total Net Earnings from the Fund's portfolio would not be great enough to offset the amount of cash distributions paid to Fund shareholders. If this were to be the case, the Fund's assets would be depleted, and there is no guarantee that the Fund would be able to replace the assets. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. Furthermore, such assets used to make distributions will not be available for investment pursuant to the Fund's investment objective.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

   o Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

   o Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

   o Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

--------------------------------------------------------------------------------
                                                                              11

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund's investments carried at value:

                                         INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                           SECURITIES      INSTRUMENTS*
Level 1 - Quoted Prices
  Equity Investments                    $   57,739,860               --
  Short-Term Investments                     3,564,140
Level 2 - Other Significant
  Observable Inputs                                 --               --
Level 3 - Significant
  Unobservable Inputs                               --               --
                                        --------------    -------------
Total                                   $   61,304,000               --
                                        ==============    =============

--------
* Other financial instruments include futures, forwards and swap contracts.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2009.

NEW ACCOUNTING PRONOUNCEMENT: In January 2010, the FASB Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 amends FASB Accounting Standards Codification Topic, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

NOTE D. AGREEMENTS

Certain officers of the Fund are also officers of Cornerstone or Ultimus Fund Solutions, LLC ("Ultimus"). Such officers are paid no fees by the Fund for serving as officers of the Fund.

INVESTMENT MANAGEMENT AGREEMENT

Cornerstone serves as the Fund's Investment Adviser with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund, an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund's average weekly net assets. Effective June 1, 2009, Cornerstone voluntarily agreed to waive its management fees from the Fund to the extent that the Fund's net monthly operating expenses (including basic legal fees but excluding other legal and extraordinary expenses) exceeded a monthly rate of 0.125% of average annual weekly net assets. For the year ended December 31, 2009, Cornerstone earned $583,494 for investment management services of which it waived $950. The Investment Manager may discontinue such undertaking at any time during the fiscal year without notice to fund shareholders.

Included in the Statement of Operations, under the caption FEES PAID INDIRECTLY, are expense offsets of $86,940 arising from credits earned on portfolio transactions executed with brokers, pursuant to directed brokerage arrangements.

ADMINISTRATION AGREEMENT

Under the terms of the Administration Agreement, Ultimus supplies executive, administrative and regulatory services for the Fund. Ultimus supervises the preparation of reports to stockholders for the Fund, reports to and filings with the Securities and Exchange Commission and materials for meetings of the Board of Directors. For these services, the Fund pays Ultimus a monthly fee at an annual rate of 0.100% of its average daily net assets up to $250 million and 0.075% of such assets in excess of $250 million, subject to an annual minimum fee of $50,000.

FUND ACCOUNTING AGREEMENT

Under the terms of the Fund Accounting Agreement, Ultimus calculates the net asset value per share and maintains the financial books and records of the Fund. For the performance of these services, the Fund pays Ultimus a base fee of $2,500 per month

--------------------------------------------------------------------------------
12

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

plus an asset based fee of 0.010% of the first $500 million of average daily net assets and 0.005% of such assets in excess of $500 million.

NOTE E. AFFILIATED INVESTMENTS

Transactions in affiliates for the year ended December 31, 2009 were as follows:

                                           ADAMS          PETROLEUM &
                                          EXPRESS           RESOURCES
                                          COMPANY          CORPORATION
                                         ----------        ------------
Market value at beginning of year        $       --        $         --

Shares at beginning of year                      --                  --
Shares purchased during the year            143,624               4,000
Shares sold during the year                  (2,018)                 --
                                         ----------        ------------

Shares at end of year                       141,606               4,000
                                         ==========        ============
Dividend income earned during the year   $    9,443        $         --
                                         ==========        ============
Cost of purchases during the year        $1,249,505        $     96,133
Proceeds from sales during the year      $   19,251                  --
Net realized gain during the year        $   42,235                  --
Market value at end of year              $1,430,221        $     94,960



NOTE F. INVESTMENT IN SECURITIES

For the year ended December 31, 2009, purchases and sales of securities, other than short-term investments, were $67,859,272 and $88,954,939 respectively.

NOTE G. COMMON SHARES OF BENEFICIAL INTEREST

The Fund has 9,347,026 common shares of beneficial interest authorized and outstanding at December 31, 2009. As of that date, two individuals that control Cornerstone owned 5,661 shares related to the initial issuance of the seed capital shares of the Fund.

Transactions in common shares for the year ended December 31, 2009 were as follows:

Shares at beginning of year                       9,336,732
Shares newly issued in reinvestment
  of dividends and distributions                     10,294
                                                  ---------
Shares at end of year                             9,347,026
                                                  =========

NOTE H. SHARE REPURCHASE PROGRAM

Pursuant to Section 23 of the Investment Company Act of 1940, as amended, the Fund may purchase shares of its common shares of beneficial interest on the open market from time to time, at such times, and in such amounts as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares. The Fund had no repurchases during the year ended December 31, 2009. No limit has been placed on the number of shares to be repurchased by the Fund other than those imposed by federal securities laws.

To the extent such purchases are made they will be in accordance with federal securities laws, with shares repurchased held in treasury for future use by the Fund.

NOTE I. SECURITIES LENDING

To generate additional income, the Fund may lend up to 33(1)/3% of its total assets. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of securities on loan. However, in the event of default or bankruptcy of the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral maintained by the

--------------------------------------------------------------------------------
                                                                              13

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

lender is insufficient to cover the market value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Fund. However, there can be no assurance the Fund can recover this amount.

The value of securities on loan to brokers at December 31, 2009 was $1,031,621. During the year ended December 31, 2009, the Fund earned $4,777 in securities lending income which is included under the caption SECURITIES LENDING in the Statement of Operations.

NOTE J. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post- October losses (as later defined), and excise tax regulations.

The tax character of dividends and distributions paid during the years ended December 31, for the Fund were as follows:

               ORDINARY INCOME                RETURN-OF-CAPITAL
              ----------------               ------------------
            2009              2008           2009            2008
           -----             -----          -----            -----
        $1,477,832         $1,494,151     $21,498,436    $ 21,470,420

Accumulated net realized loss                            $(39,795,069)
Net unrealized appreciation                                 5,393,510
                                                         ------------
Total accumulated deficit                                $(34,401,559)
                                                         ============

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year ("Post-October losses"). The Fund incurred no such loss.

At December 31, 2009, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $39,795,069 of which $8,177,222 expires in 2016 and $31,617,847, expires in 2017.

At December 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $55,910,490, $6,793,495, $(1,399,985), and $5,393,510, respectively.


--------------------------------------------------------------------------------
14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Cornerstone Progressive Return Fund
New York, New York

We have audited the accompanying statement of assets and liabilities of the Cornerstone Progressive Return Fund (the "Fund"), including the summary schedule of investments as of December 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period September 10, 2007 (commencement of operations) to December 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cornerstone Progressive Return Fund as of December 31, 2009, the results of its operations, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period September 10, 2007 (commencement of operations) to December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.


TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
February 24, 2010



--------------------------------------------------------------------------------
                                                                              15

2009 TAX INFORMATION (UNAUDITED)

Cornerstone Progressive Return Fund (the "Fund") is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of the Fund's year end (December 31, 2009) as to the federal tax status of the dividends and distributions received by the Fund's shareholders in respect of such fiscal year. The $22,976,268 in dividends and distributions paid to shareholders in respect of such year, is represented by $1,477,832 of ordinary income, and $21,498,436 of return-of-capital.

As indicated in this notice, significant portions of the Fund's distributions for 2009 were comprised of a return-of-capital; accordingly these distributions do NOT represent yield or investment return on the Fund's portfolio.


                                    SOURCES OF DIVIDENDS AND DISTRIBUTIONS
(PER SHARE AMOUNTS)

PAYMENT DATES:              1/30/09      2/27/09       3/31/09       4/30/09       5/29/09       6/30/09
                           --------    ---------      --------      --------      --------      --------
Ordinary Income(1)         $ 0.0141    $  0.0141      $ 0.0141      $ 0.0141      $ 0.0141      $ 0.0141
Return-of-Capital(2)         0.1909       0.1909        0.1909        0.1909        0.1909        0.1909
                           --------    ---------      --------      --------      --------      --------
Total:                     $ 0.2050    $ 0.12050      $ 0.2050      $ 0.2050      $ 0.2050      $ 0.2050
                           ========    =========      ========      ========      ========      ========
PAYMENT DATES:              7/31/09      8/31/09       9/30/09      10/30/09      11/30/09      12/31/09
                           --------    ---------      --------      --------      --------      --------
Ordinary Income(1)         $ 0.0141    $  0.0141      $ 0.0141      $ 0.0141      $ 0.0141      $ 0.0141
Return-of-Capital(2)         0.1909       0.1909        0.1909        0.1909        0.1909        0.1909
                           --------    ---------      --------      --------      --------      --------
Total:                     $ 0.2050     $ 0.2050      $ 0.2050      $ 0.2050      $ 0.2050      $ 0.2050
                           ========    =========      ========      ========      ========      ========

--------

   (1) ORDINARY INCOME DIVIDENDS - This is the total per share amount of ordinary income dividends and short-term capital gain distributions (if applicable) included in the amount reported in Box 1a on Form 1099-DIV.
   (2) RETURN-OF-CAPITAL - This is the per share amount of return-of-capital, or sometimes called nontaxable, distributions reported in Box 3 - under the title "Nondividend distributions" - on Form 1099-DIV. This amount should NOT be reported as taxable income on your current return. Rather, it should be treated as a reduction in the original cost basis of your investment in the Fund.

The Fund has met the requirements to pass through all (100%) of its ordinary income dividends as qualified dividends, which are subject to a maximum federal tax rate of 15%. This is reported in Box 1b on Form 1099-DIV. Ordinary income dividends should be reported as dividend income on Form 1040. Please note that to utilize the lower tax rate for qualifying dividend income, shareholders generally must have held their shares in the Fund for at least 61 days during the 121 day period beginning 60 days before the ex-dividend date.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of the actual ordinary income dividend paid by the Fund.

In general, distributions received by tax-exempt recipients (E.G., IRA's and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (E.G., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting. They will generally not be entitled to foreign tax credit or deduction for the withholding taxes paid by the Fund.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

--------------------------------------------------------------------------------
16


ADDITIONAL INFORMATION REGARDING THE FUND'S TRUSTEES
AND CORPORATE OFFICERS (UNAUDITED)
                                                                                                    NUMBER OF
                                                                                                    PORTFOLIOS IN
NAME AND                                                                               POSITION     FUND COMPLEX
ADDRESS*               POSITION(S)         PRINCIPAL OCCUPATION                        WITH FUND    OVERSEEN BY
(BIRTH DATE)           HELD WITH FUND      OVER LAST 5 YEARS                           SINCE        TRUSTEES
-------------------------------------------------------------------------------------------------------------------
Ralph W.               Chairman of         President, Cornerstone Advisors, Inc.;      2007         3
Bradshaw**             the Board of        Financial Consultant; President and
(Dec. 1950)            Trustees and        Director of Cornerstone Total Return
                       President           Fund, Inc. and Cornerstone Strategic
                                           Value Fund, Inc.

Thomas H.              Trustee; Audit,     Director of Cornerstone Total Return        2007         3
Lenagh                 Nominating          Fund, Inc. and Cornerstone Strategic
(Nov. 1924)            and Corporate       Value Fund, Inc.; Director of Adams
                       Governance          Express Company, Petroleum &
                       Committee           Resources Corporation and PPGI
                       Member              Industries.

Edwin                  Trustee; Audit,     Distinguished Fellow, The Heritage          2007         3
Meese III              Nominating          Foundation Washington D.C.;
(Dec. 1931)            and Corporate       Distinguished Visiting Fellow at the
                       Governance          Hoover Institution, Stanford University;
                       Committee           Senior Adviser, Revelation L.P.; Director of
                       Member              Cornerstone Total Return Fund, Inc. and
                                           Cornerstone Strategic Value Fund, Inc.

Scott B. Rogers        Trustee; Audit,     Chairman, Board of Health Partners,         2007         3
(July 1955)            Nominating          Inc.; Chief Executive Officer, Asheville
                       and Corporate       Buncombe Community Christian
                       Governance          Ministry; and President, ABCCM
                       Committee           Doctor's Medical Clinic; Appointee, NC
                       Member              Governor's Commission on Welfare to
                                           Work; Director of Cornerstone Total
                                           Return Fund, Inc. and Cornerstone
                                           Strategic Value Fund, Inc.


--------------------------------------------------------------------------------
                                                                              17


ADDITIONAL INFORMATION REGARDING THE FUND'S TRUSTEES
AND CORPORATE OFFICERS (UNAUDITED) (CONTINUED)
                                                                                                    NUMBER OF
                                                                                                    PORTFOLIOS IN
NAME AND                                                                               POSITION     FUND COMPLEX
ADDRESS*             POSITION(S)           PRINCIPAL OCCUPATION                        WITH FUND    OVERSEEN BY
(BIRTH DATE)         HELD WITH FUND        OVER LAST 5 YEARS                           SINCE        TRUSTEES
------------------------------------------------------------------------------------------------------------------
Andrew A.            Trustee;              Attorney and senior member of Strauss &     2007         3
Strauss              Chairman of           Associates, P.A., Attorneys, Asheville and
(Nov. 1953)          Nominating            Hendersonville, NC; previous President
                     and Corporate         of White Knight Healthcare, Inc. and
                     Governance            LMV Leasing, Inc., a wholly owned
                     Committees and        subsidiary of Xerox Credit Corporation;
                     Audit Committee       Director of Cornerstone Total Return
                     Member                Fund, Inc. and Cornerstone Strategic
                                           Value Fund, Inc.

Glenn W.             Trustee;              Chairman of the Board, Tower                2007         3
Wilcox, Sr.          Chairman of           Associates, Inc.; Chairman of the
(Dec. 1931)          Audit Committee,      Board and Chief Executive Officer of
                     Nominating            Wilcox Travel Agency, Inc.; Director of
                     and Corporate         Cornerstone Total Return Fund, Inc. and
                     Governance            Cornerstone Strategic Value Fund, Inc.
                     Committee
                     Member



--------------------------------------------------------------------------------
18


ADDITIONAL INFORMATION REGARDING THE FUND'S TRUSTEES
AND CORPORATE OFFICERS (UNAUDITED) (CONCLUDED)

NAME AND                                                                                               POSITION
ADDRESS*                    POSITION(S)              PRINCIPAL OCCUPATION                              WITH FUND
(BIRTH DATE)                HELD WITH FUND           OVER LAST 5 YEARS                                 SINCE
------------------------------------------------------------------------------------------------------------------
Gary A. Bentz               Chief Compliance         Chairman and Chief Financial Officer of           2007, 2008,
(June 1956)                 Officer, Secretary,      Cornerstone Advisors, Inc.; previous              2009
                            and Assistant            Director, Vice President and Treasurer of
                            Treasurer                Cornerstone Total Return Fund, Inc. and
                                                     Cornerstone Strategic Value Fund, Inc.,
                                                     Financial Consultant, C.P.A.; Chief Compliance
                                                     Officer, Secretary, and Assistant Treasurer
                                                     of Cornerstone Total Return Fund, Inc. and
                                                     Cornerstone Strategic Value Fund, Inc.

William A. Clark            Vice President           Director and Stockholder of Cornerstone           2007
(Oct. 1945)                                          Advisors, Inc.; Vice President and former
                                                     Director of Cornerstone Strategic Value Fund,
                                                     Inc. and Cornerstone Total Return Fund,
                                                     Inc.; Financial Consultant; former Director of
                                                     Investors First Fund, Inc.

Frank J. Maresca            Treasurer                Executive Vice President of Ultimus Fund          2009
(Oct. 1958)                                          Solutions, LLC (since March 2009); previous
                                                     Executive Director, JP Morgan Chase & Co.
                                                     (since June 2008); previous President of Bear
                                                     Stearns Funds Management, Inc.; previous
                                                     Senior Managing Director of Bear Stearns &
                                                     Co., Inc.; Treasurer of Cornerstone Strategic
                                                     Value Fund, Inc. and Cornerstone Total Return
                                                     Fund, Inc. (since May 2009).

--------------------------------------------------------------------------------

   * The mailing address of each Trustee and/or Officer with respect to the Fund's operation is 260 Madison Ave., New York, NY 10016.

   ** Designates a trustee who is an "interested person" of the Fund as defined by the Investment Company Act of 1940, as amended. Mr. Bradshaw is an interested person of the Fund by virtue of his current position with the Investment Adviser of the Fund.


--------------------------------------------------------------------------------
                                                                              19

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED)

Cornerstone Progressive Return Fund (the "Fund") operates a Dividend Reinvestment Plan (the "Plan"), sponsored and administered by American Stock Transfer & Trust Company (the "Agent"), pursuant to which the Fund's income dividends or capital gains or other distributions (each, a "Distribution" and collectively, "Distributions"), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Shareholders automatically participate in the Fund's Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify their broker, or if a registered shareholder, the Agent in writing at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Such written notice must be received by the Agent prior to the record date of the Distribution or the shareholder will receive such Distribution in shares through the Plan. Under the Plan, the Fund's Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the shareholder's behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock ("Newly Issued Shares") or (ii) purchase outstanding shares on the open market, on the NYSE Alternext US LLC or elsewhere, with cash allocated to it by the Fund ("Open Market Purchases").

The method for determining the number of shares to be received when Distributions are reinvested will vary depending upon whether the net asset value of the Fund's shares is higher or lower than its market price. If the net asset value of the Fund's shares is lower than its market price, the number of Newly Issued Shares received will be determined by dividing the amount of the Distribution either by the Fund's net asset value per share or by 95% of its market price, whichever is higher. If the net asset value of the Fund's shares is higher than its market price, shares acquired by the Agent in Open Market Purchases will be allocated to the reinvesting shareholders based on the average cost of such Open Market Purchases.

Whenever the Fund declares a Distribution and the net asset value of the Fund's shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant's pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant's account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant's purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Plan, or upon suspension or termination of the Plan at the sole discretion of the Fund's Board of Trustees, certificates for whole shares credited to his or her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a share credited to such account. The Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records.

The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right

--------------------------------------------------------------------------------
20

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED) (CONCLUDED)

to receive certificates for whole shares owned. The Agent will distribute all proxy solicitation materials to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder's name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll free number 877-864-4833.



--------------------------------------------------------------------------------
                                                                              21

PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Information regarding how Cornerstone Progressive Return Fund (the "Fund") voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available by calling (513) 326-3597 or on the website of the Securities and Exchange Commission, http://www.sec.gov.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained free of charge by contacting the Fund at (513) 326-3597. The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 551-8090.

PRIVACY POLICY NOTICE (UNAUDITED)

The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

   1. Information from the Consumer: this category includes information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address phone number, social security number, assets, income and date of birth); and

   2. Information about the Consumer's transactions with the Fund and its affiliates: this category includes information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.


--------------------------------------------------------------------------------
22

SUMMARY OF GENERAL INFORMATION (UNAUDITED)

Cornerstone Progressive Return Fund is a closed-end, diversified investment company whose shares trade on the NYSE Alternext US LLC. Its investment objective is to provide long-term total return. The Fund is managed by Cornerstone Advisors, Inc.

SHAREHOLDER INFORMATION (UNAUDITED)

The Fund is listed on the NYSE Alternext US LLC (symbol "CFP"). The previous week's net asset value per share, market price, and related premium or discount are published each Monday in THE WALL STREET JOURNAL under the designation "CrnrstnPrgRtFd" and BARRON'S under the designation "CornerstoneProgreRet". Such information is available weekly and may be obtained by contacting the Fund at the general inquiry phone number.

--------------------------------------------------------------------------------
NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(C) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THAT CORNERSTONE PROGRESSIVE RETURN FUND MAY FROM TIME TO TIME PURCHASE ITS SHARES IN THE OPEN MARKET.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                              23

                      This page intentionally left blank.

                      CORNERSTONE PROGRESSIVE RETURN FUND

ITEM 2.   CODE OF ETHICS.

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal accounting officer, and persons performing similar functions.

(c) and (d). During the period covered by this report, there was no amendment to, and no waiver granted from, any provision of the code of ethics that applies to the Registrant's principal executive officer, principal accounting officer, and persons performing similar functions.

(f)(1) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit (EX-99.CODE ETH) a copy of its code of ethics that applies to its principal executive officer, principal financial officer, and persons performing similar functions.

(f)(3) The Registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics. This can be accomplished by calling the Registrant at (513) 326-3597.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

a)(1) The registrant's board of directors has determined that it does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable

(a)(3) At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, Tait, Weller & Baker LLP for the Registrant's fiscal years ended December 31, 2009 and December 31, 2008.

                                               2009               2008
                                            -------            -------
Audit Fees                                  $14,100            $14,100
Audit-related Fees                             --                 --
Tax Fees (1)                                  3,000              3,000
All Other Fees                                 --                 --
                                            -------            -------
Total                                       $17,100            $17,100
                                            =======            =======

(1) Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

      Before the auditor is (i) engaged by the Registrant to render audit, audit related or permissible non-audit services to the Registrant or (ii) with respect to non-audit services to be provided by the auditor to the Registrant's investment adviser or any entity in the investment Registrant complex, if the nature of the services provided relate directly to the operations or financial reporting of the Registrant, either: (a) the Audit Committee shall pre-approve such engagement; or (b) such engagement shall be entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must be detailed as to the particular service and not involve any delegation of the Audit Committee's responsibilities to the Registrant's investment adviser. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. The pre-approval policies and procedures shall include the requirement that the decisions of any member to whom authority is delegated under this provision shall be presented to the full Audit Committee at its next scheduled meeting. Under certain limited circumstances, pre-approvals are not required if certain de minimis thresholds are not exceeded, as such thresholds are set forth by the Audit Committee and in accordance with applicable SEC rules and regulations.

(e)(2) None of the services provided to the Registrant described in paragraphs
(b)-(d) of Item 4 were pre-approved by the Audit Committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) During the fiscal years ended December 31, 2009 and 2008, aggregate non-audit fees of $3,000 and $3,000, respectively, were billed by Tait, Weller & Baker LLP for services rendered to the Registrant. Investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) or any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Registrant for the Registrant's last two fiscal years (December 31, 2008 and December 31, 2009).

(h) No disclosures are required by this Item 4(h).

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. Glenn Wilcox (Chair), Edwin Meese, Thomas Lenagh, Andrew Strauss and Scott Rogers are the members of the Registrant's audit committee.

(b) Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

(a)


CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2009

DESCRIPTION                                                                      NO. OF SHARES      VALUE
------------------------------------------------------------------------------------------------------------
EQUITY SECURITIES - 98.30%
     CLOSED-END FUNDS - 89.25%
         CONVERTIBLE SECURITIES - 3.81%
              Advent Claymore Convertible Securities & Income Fund                    87,900   $   1,368,603
              Calamos Convertible & High Income Fund                                  41,135         475,109
              Nicholas-Applegate Equity & Convertible Income Fund                     23,700         392,472
                                                                                               -------------
                                                                                                   2,236,184
                                                                                               -------------
         CORE - 23.47%
              Adams Express Company (The) (a)                                        141,606       1,430,221
              Blue Chip Value Fund                                                   242,850         764,977
              DWS Dreman Value Income Edge Fund                                       37,100         447,797
              General American Investors Company, Inc.                                17,585         412,544
              Liberty All-Star Equity Fund                                           616,599       2,669,874
              Liberty All-Star Growth Fund                                           227,300         763,728
              Royce Micro-Cap Trust, Inc.                                            146,356       1,081,571
              Royce Value Trust, Inc.                                                351,402       3,795,142
              Source Capital, Inc.                                                    19,100         822,064
              Tri-Continental Corporation                                            138,534       1,595,912
                                                                                               -------------
                                                                                                  13,783,830
                                                                                               -------------
         CORPORATE DEBT FUNDS BBB-RATED - 0.63%
              BlackRock Core Bond Trust                                               18,200         216,398
              Montgomery Street Income Securities, Inc.                               10,600         155,290
                                                                                               -------------
                                                                                                     371,688
                                                                                               -------------
         DEVELOPED MARKET - 0.67%
              European Equity Fund (The)                                               1,300           9,165
              Japan Equity Fund                                                       38,500         201,740
              Japan Smaller Capitalization Fund, Inc.                                 19,100         139,812
              Singapore Fund, Inc. (The)                                               3,000          39,900
                                                                                               -------------
                                                                                                     390,617
                                                                                               -------------
         EMERGING MARKETS - 0.18%
              Latin America Equity Fund, Inc.                                          1,900          75,126
              Morgan Stanley Frontier Emerging Markets Fund                            3,000          32,340
                                                                                               -------------
                                                                                                     107,466
                                                                                               -------------
         GENERAL BOND - 0.02%
              MFS Intermarket Income Trust I                                           1,700          13,549

                                                                                               -------------
         GLOBAL - 1.23%
              Clough Global Equity Fund                                               28,936         410,312

See accompanying notes to schedule of investments.


CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2009(CONTINUED)

DESCRIPTION                                                                      NO. OF SHARES      VALUE
------------------------------------------------------------------------------------------------------------

     CLOSED-END FUNDS (CONTINUED)
         GLOBAL - 1.23% (CONTINUED)
              Lazard World Dividend & Income Fund, Inc.                               28,049   $     312,746
                                                                                               -------------
                                                                                                     723,058
                                                                                               -------------
         GLOBAL INCOME - 0.24%
              Evergreen International Balanced Income Fund                             9,874         139,520

                                                                                               -------------
         HIGH CURRENT YIELD (LEVERAGED) - 2.12%
              BlackRock Debt Strategies Fund, Inc.                                    47,600         171,360
              BlackRock High Income Shares                                            72,871         137,726
              BlackRock High Yield Trust                                              17,535         105,561
              BlackRock Limited Duration Income Trust                                  9,100         133,497
              Blackrock Senior High Income Fund, Inc.                                  4,964          17,374
              First Trust Strategic High Income Fund                                  71,216         208,663
              Franklin Universal Trust                                                81,100         470,380
                                                                                               -------------
                                                                                                   1,244,561
                                                                                               -------------
         INCOME & PREFERRED STOCK - 10.00%
              BlackRock
                  Inc.  Preferred & Corporate Income Strategies Fund,                 26,600         222,376
              BlackRock Preferred Opportunity Trust                                   44,800         460,096
              Calamos Strategic Total Return Fund                                    167,938       1,469,457
              John Hancock Preferred Income Fund                                      49,300         843,030
              John Hancock Preferred Income Fund II                                   27,379         466,264
              LMP Capital & Income Fund, Inc.                                        110,762       1,146,387
              Macquarie/First Trust Global
                  Infrastructure/Utilities Dividend & Income Fund                     12,963         160,611
              Nuveen Quality Preferred Income Fund II                                  7,600          55,100
              Preferred Income Strategies Fund                                       109,331       1,026,618
              TS&W/Claymore Tax-Advantaged Balanced Fund                               2,373          22,638
                                                                                               -------------
                                                                                                   5,872,577
                                                                                               -------------
         LOAN PARTICIPATION - 3.66%
              BlackRock Defined Opportunity Credit Trust                              41,100         491,556
              BlackRock Diversified Income Strategies Fund, Inc.                      32,900         314,524
              First Trust/Four Corners Senior Floating Rate Income Fund II           109,103       1,298,326
              LMP Corporate Loan Fund, Inc.                                            4,000          40,160
                                                                                               -------------
                                                                                                   2,144,566
                                                                                               -------------
See accompanying notes to schedule of investments.


CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2009(CONTINUED)

DESCRIPTION                                                                      NO. OF SHARES      VALUE
------------------------------------------------------------------------------------------------------------

     CLOSED-END FUNDS (CONTINUED)
         OPTION ARBITRAGE/OPTIONS STRATEGIES - 14.84%
              NFJ Dividend, Interest & Premium Strategy Fund                         590,800   $   8,714,300

                                                                                               -------------
         PACIFIC EX JAPAN - 6.19%
              Malaysia Fund, Inc.                                                     29,300         221,215
              Morgan Stanley China A Share Fund, Inc.                                 83,152       2,608,478
              Taiwan Fund, Inc.                                                       13,300         190,323
              Thai Fund, Inc. (The)                                                   69,120         617,242
                                                                                               -------------
                                                                                                   3,637,258
                                                                                               -------------
         REAL ESTATE - 1.96%
              Alpine Global Premier Properties Fund                                   76,700         477,841
              Cohen & Steers Quality Income Realty Fund, Inc.                         47,200         286,504
              Cohen & Steers REIT & Preferred Income Fund, Inc.                       31,400         324,990
              RMR Asia Pacific Real Estate Fund                                        3,701          62,694
                                                                                               -------------

                                                                                                   1,152,029
                                                                                               -------------
         SECTOR EQUITY - 12.06%
              Gabelli Global Gold Natural Resources & Income Trust                   117,000       1,911,780
              Gabelli Healthcare & Wellness Rx Trust (The)                            19,600         131,320
              H&Q Healthcare Investors                                               161,489       1,916,874
              H&Q Life Sciences Investors                                            104,590         987,330
              John Hancock Bank and Thrift Opportunity Fund                           95,120       1,341,192
              Macquarie Global Infrastructure Total Return Fund, Inc.                 44,934         712,204
              Petroleum & Resources Corporation (a)                                    4,000          94,960
                                                                                               -------------
                                                                                                   7,095,660
                                                                                               -------------
         U.S. MORTGAGE - 1.86%
              BlackRock Income Trust, Inc.                                           100,474         639,015
              First Trust/FIDAC Mortgage Income Fund                                  24,731         451,093
                                                                                               -------------
                                                                                                   1,090,108
                                                                                               -------------
         VALUE - 6.31%
              Gabelli Dividend & Income Trust                                        256,950       3,368,614
              Royce Focus Trust, Inc.                                                 53,014         335,579
                                                                                               -------------
                                                                                                   3,704,193
                                                                                               -------------
     TOTAL CLOSED-END FUNDS                                                                       52,421,164
                                                                                               -------------
See accompanying notes to schedule of investments.


CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2009(CONTINUED)

DESCRIPTION                                                                      NO. OF SHARES      VALUE
------------------------------------------------------------------------------------------------------------

     CONSUMER DISCRETIONARY - 0.59%
         Best Buy Company, Inc.                                                        2,000   $      78,920
         Comcast Corporation - Class A                                                 3,358          56,616
         Home Depot, Inc. (The)                                                        2,000          57,860
         Time Warner, Inc.                                                             2,000          58,280
         Walt Disney Company (The) ^                                                   3,000          96,750
                                                                                               -------------
                                                                                                     348,426
                                                                                               -------------
     CONSUMER STAPLES - 1.13%
         Coca-Cola Company (The)                                                       3,000         171,000
         CVS Caremark Corporation                                                      2,746          88,448
         H.J. Heinz Company                                                            2,000          85,520
         Procter & Gamble Company (The)                                                5,233         317,277
                                                                                               -------------
                                                                                                     662,245
                                                                                               -------------
     ENERGY - 0.98%
         Exxon Mobil Corporation ^                                                     8,475         577,910

                                                                                               -------------
     FINANCIALS - 1.51%
         American Express Company                                                      3,252         131,771
         AON Corporation                                                               3,000         115,020
         Goldman Sachs Group, Inc. (The)                                               1,000         168,840
         Loews Corporation                                                             2,000          72,700
         Public Storage ^                                                              2,500         203,625
         Wells Fargo & Company                                                         7,206         194,490
                                                                                               -------------
                                                                                                     886,446
                                                                                               -------------
         Becton, Dickinson and Company                                                 3,000         236,580
         Johnson & Johnson                                                             8,000         515,280
         Medtronic, Inc.                                                               3,000         131,940
                                                                                               -------------
                                                                                                     883,800
                                                                                               -------------
     INDUSTRIALS - 1.02%
         3M Company                                                                    1,567         129,544
         Danaher Corporation                                                           2,000         150,400
         Emerson Electric Company                                                      2,000          85,200
         United Technologies Corporation                                               2,108         146,316
         Waste Management, Inc.                                                        2,500          84,525
                                                                                               -------------
                                                                                                     595,985
                                                                                               -------------
     INFORMATION TECHNOLOGY - 1.92%
         AOL, Inc. *                                                                     182           4,233
         Automatic Data Processing, Inc.                                               5,000         214,100
         Cisco Systems, Inc. ^ *                                                      18,470         442,172
         Google, Inc. - Class A *                                                        532         329,829

See accompanying notes to schedule of investments.


CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2009(CONTINUED)

DESCRIPTION                                                                      NO. OF SHARES      VALUE
------------------------------------------------------------------------------------------------------------

     INFORMATION TECHNOLOGY (CONTINUED)
         Intel Corporation                                                             6,599   $     134,620
                                                                                               -------------
                                                                                                   1,124,954
                                                                                               -------------
     MATERIALS - 0.15%
         Freeport-McMoRan Copper & Gold, Inc.                                          1,119          89,845

                                                                                               -------------
     TELECOMMUNICATION SERVICES - 0.25%
         Verizon Communications, Inc.                                                  4,500         149,085

TOTAL EQUITY SECURITIES (cost - $52,272,181)                                                   $  57,739,860
                                                                                               -------------

SHORT-TERM INVESTMENTS - 6.07%
     MONEY MARKET SECURITY - 4.19%
         JPMorgan U.S. Government Money Market Fund                                2,460,622       2,460,622
                                                                                               -------------

                                                                          PRINCIPAL AMOUNT
                                                                               (000'S)
                                                                          ----------------
     REPURCHASE AGREEMENTS - 1.88%
         J.P. Morgan Securities, Inc. +++
              (Agreement dated 12/31/2009 to be
                  repurchased at $1,068,893)                                 $    1,069       $   1,068,874
         J.P. Morgan Securities, Inc. +
              (Agreement dated 12/31/2009 to be
                  repurchased at $34,644)                                            35              34,644
                                                                                              -------------

TOTAL SHORT-TERM INVESTMENTS (cost - $3,564,140)                                                   3,564,140
                                                                                               -------------
TOTAL INVESTMENTS - 104.37% (cost - $55,836,320)                                                  61,304,000
                                                                                               -------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.37)%                                                   (2,565,608)
                                                                                               -------------
NET ASSETS - 100.00%                                                                           $  58,738,392
                                                                                               =============
See accompanying notes to schedule of investments.

---------------
(a) Affiliated investment. The Fund holds 2.94% (based on net assets) of Adams
Express Company. A trustee of the Fund also serves as a director to such company. During the year ended December 31, 2009 the Fund sold 13,600 shares of this security. There were no purchases during the year.
^ Security or a portion thereof is out on loan.
* Non-income producing security.
+ The maturity date for all repurchase agreements held was January 4, 2010, with interest rates ranging from 0.01% to 0.16% and collateralized by $2,218,562 in
U.S. Treasury Notes maturing August 15, 2018. Stated interest rate, before rebate earned by borrower of securities on loan.
++ Represents investment purchased with collateral received for securities on loan.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
CORNERSTONE PROGRESSIVE RETURN FUND
NEW YORK, NEW YORK


We have audited the accompanying statement of assets and liabilities of the Cornerstone Progressive Return Fund (the "Fund"), including the summary schedule of investments as of December 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period September 10, 2007 (commencement of operations) to December 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cornerstone Progressive Return Fund as of December 31, 2009, the results of its operations, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period September 10, 2007 (commencement of operations) to December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

Our audit was conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of investments in securities as of December 31, 2009 appearing in Item 6 of this Form N-CSR is presented for the purpose of additional analysis and is not a required part of the basic financial statements. This additional information is the responsibility of the Fund's management. Such information has been subjected to the auditing procedures applied in our audit of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.



TAIT, WELLER & BAKER LLP
PHILADELPHIA, PENNSYLVANIA
FEBRUARY 24, 2010

(b)   Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant and Cornerstone Advisors, Inc. share the same Proxy Voting Policies and Procedures. The respective Proxy Voting Policies and Procedures of the Registrant and Adviser are attached as EXHIBIT99.VOTEREG

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) All information contained in this item and its subparts is as of the date of this filing, unless otherwise noted. Ralph W. Bradshaw and William A. Clark are employees of Cornerstone Advisors, Inc. (the Investment Manager) and portfolio managers of the Fund. Mr. Bradshaw and Mr. Clark have acted as the portfolio manager since 2007. Ralph W. Bradshaw's occupation for the last five years is President of Cornerstone Advisors, Inc. and a Financial Consultant. William A. Clark's occupation for the last five years is Director and Stockholder of Cornerstone Advisors, Inc. and Vice President and former
Director Trustee of Cornerstone Total Return Fund, Inc. and Cornerstone Strategic Value Fund.

(a)(2)(i) Ralph W. Bradshaw and William A. Clark

(a)(2)(ii)(A) Registered Investment Companies - Ralph W. Bradshaw and William A. Clark each manage two other registered closed-end funds (Cornerstone Total Return Fund, Inc. and Cornerstone Strategic Value Fund, Inc.). As of December 31, 2009, the total assets of Cornerstone Strategic Value Fund, Inc. was $66.0 million. As of December 31, 2009, the total assets of Cornerstone Total Return Return Fund, Inc. was $23.2 million.

(a)(2)(ii)(B) Not applicable

(a)(2)(ii)(C) Not applicable

(a)(2)(iii) None. Ralph W. Bradshaw and William A. Clark manage no accounts where the Advisory Fee is based on the performance of the account.

(a)(2)(iv) None.

(a)(3) As of the most recent fiscal year end December 31, 2009, the compensation paid to both Ralph W. Bradshaw and William A. Clark was fixed.

(a)(4) The dollar range of equity securities owned in the registrant beneficially by each portfolio manager is as follows: for Ralph W. Bradshaw it is in the range of $10,001-$50,000 and for William A. Clark it is in the range of $0.

(b) None.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: EX-99.CODEETH


(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): EX-99.CERT


(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable


 (b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): EX-99.906CERT

(99) Proxy Voting Policies of the Registrant and Adviser attached as EX-99.VOTEREG.

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   CORNERSTONE PROGRESSIVE RETURN FUND
               -----------------------------------------------------------------

By (Signature and Title)*  /S/ RALPH W. BRADSHAW
                           -----------------------------------------------------
                           Ralph W. Bradshaw, Chairman and President
                           Principal Executive Officer)

Date  MARCH 5, 2010
      -------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /S/ RALPH W. BRADSHAW
                           -----------------------------------------------------
                           Ralph W. Bradshaw, Chairman and President
                           (Principal  Executive Officer)


Date  MARCH 5, 2010
      ---------------------------------------


By (Signature and Title)*   /S/ FRANK J. MARESCA
                           -----------------------------------------------------
                           Frank J. Maresca, Treasurer
                           (Principal Financial Officer)


Date  MARCH 5, 2010
      ---------------------------------------





* Print the name and title of each signing officer under his or her signature.